RESEARCH AND DEVELOPMENT COSTS	12 Months Ended
Mar. 31, 2019
RESEARCH AND DEVELOPMENT COSTS
RESEARCH AND DEVELOPMENT COSTS

24．RESEARCH AND DEVELOPMENT COSTS

Research and development costs, which are included in “Selling, general and administrative expenses” relate primarily to costs incurred in the research and development of new internal use software products and significant improvement to existing internal-use software products, which do not meet the criteria for capitalization. Such costs are expensed as incurred. Research and development costs incurred during the years ended March 31, 2017, 2018 and 2019 amounted to ¥83,679 thousand, ¥119,159 thousand and ¥62,365 thousand, respectively.